Quarterly Results of Operations (Unaudited) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations (Unaudited) [Abstract]
Revenue	$ 699,412,000		$ 696,145,000		$ 690,473,000		$ 682,708,000		$ 671,625,000		$ 615,365,000		$ 582,936,000		$ 586,557,000		$ 2,768,738,000	$ 2,456,483,000	$ 2,278,920,000
Income from operations	11,619,000	[1]	24,269,000	[1]	18,528,000	[1]	26,523,000	[1]	19,466,000	[1]	29,142,000	[1]	28,500,000	[1]	11,637,000	[1]	80,939,000	88,745,000	64,379,000
Loss before income taxes	(25,732,000)		(11,469,000)		(18,133,000)		(9,614,000)		(14,968,000)		(6,886,000)		(21,594,000)		(23,822,000)		(64,948,000)	(67,270,000)	(81,948,000)
Net loss	(24,692,000)		(12,216,000)		(19,015,000)		(10,544,000)		(15,086,000)		(7,257,000)		(34,181,000)		(12,526,000)		(66,467,000)	(69,050,000)	(49,886,000)
Weighted average basic and diluted loss per share (in dollars per share)	$ (0.2)		$ (0.1)		$ (0.16)		$ (0.09)		$ (0.12)		$ (0.06)		$ (0.28)		$ (0.1)		$ (0.54)	$ (0.57)	$ (0.42)
Weighted average shares used in computing basic and diluted loss per share (in shares)	122,608		122,493		121,708		121,145		120,951		121,616		121,280		120,792
Non-cash impairment charges included in quarterly results	$ 19,300,000				$ 7,200,000		$ 1,100,000		$ 2,000,000						$ 14,800,000

[1]	<table cellpadding="0" cellspacing="0" class="DSPFListTable" style="width: 100%; font-family: 'Times New Roman', Times, serif; font-size: 10pt;"><tr><td style="width: 20pt; font-family: 'Times New Roman', serif; color: #000000; font-size: 10pt; vertical-align: top; align: right;">(1)</td><td style="width: auto; font-family: 'Times New Roman', serif; color: #000000; font-size: 10pt; vertical-align: top;">Fourth quarter 2012 and 2011 results include non-cash impairment charges of $19.3 million and $2.0 million, respectively. Second quarter 2012 results include non-cash impairment charges of $7.2 million. First quarter 2012 and 2011 results include non-cash impairment charges of $1.1 million and $14.8 million, respectively.</td></tr></table>